Production Financing (Tables) - Entertainment One Film And Television Business [Member]	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Summary of the carrying amounts of each component of Production Financing	The carrying amounts of each component of Production Financing were as follows:

(In thousands)	Production Loans	Credit Facilities	Total Production Financing
As of October 1, 2023	$8,185	$141,911	$150,096
The carrying amounts of each component of Production Financing were as follows:

(In thousands)	Production Loans	Credit Facilities	Total Production Financing
As of December 25, 2022	$53,198	$141,583	$194,781

Summary of the movements in production financing
The following table represents movements in production financing during the first nine months of 2023:

(In thousands)	Production Financing
Balance at December 25, 2022	$194,781
Drawdown	117,939
Repayments	(162,029)
Foreign exchange differences	(595)

Balance at October 1, 2023	$150,096

The following table represents the movements in production financing during 2022:

(In thousands)	Production Financing
Balance at December 26, 2021	$170,053
Drawdown	257,884
Repayments	(230,974)
Foreign exchange differences	(2,182)

Balance at December 25, 2022	$194,781